UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22907

Blackstone Real Estate Income Fund II

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)

Blackstone Real Estate Income Advisors L.L.C.

Leon Volchyok

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

With copies to:

Rajib Chanda, Esq.

Sarah E. Cogan, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Registrant’s telephone number, including area code: (212)-583-5000

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached hereto.

Blackstone Real Estate Income Fund II

Schedule of Investments

September 30, 2018 (Unaudited)

Value
Blackstone Real Estate Income Master Fund (“Master Fund”) — 101.1% (COST $219,618,301)	$226,042,116

Other Assets, less Liabilities — (1.1)%	(2,533,597)

Total Net Assets — 100.0%	$223,508,519

See Notes to Schedule of Investments.

Blackstone Real Estate Income Fund II

Notes to Schedule of Investments

September 30, 2018 (Unaudited)

1. Organization

Blackstone Real Estate Income Fund II (the “Feeder Fund II”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered non-diversified, closed-end management investment company. The Feeder Fund II commenced investment operations on April 1, 2014. The Feeder Fund II’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Feeder Fund II pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Feeder Fund II. The Master Fund consolidates a wholly-owned subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd. (the “Subsidiary” and together with the Master Fund, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund II is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Fund II supervises the conduct of the Consolidated Master Fund’s and the Feeder Fund II’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Fund II’s day-to-day investment activities and operations.

The Consolidated Master Fund’s Schedule of Investments, which are attached hereto, are an integral part of these Schedule of Investments and should be read in conjunction with the Feeder Fund II’s Schedule of Investments. At September 30, 2018, Feeder Fund II held an approximately 28% ownership interest in the Consolidated Master Fund.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Fund II.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Feeder Fund II is an investment company in accordance with Accounting Standards Codifications 946, Financial Services — Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The Feeder Fund II’s Schedule of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The preparation of Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Schedule of Investments are reasonable and prudent; however, actual results may differ from these estimates.

Investment in Consolidated Master Fund and Fair Value Measurement

The Feeder Fund II’s investment in the Consolidated Master Fund is recorded at fair value and is based upon the Feeder Fund II’s percentage ownership of the net assets of the Consolidated Master Fund. The performance of the Feeder Fund II is directly affected by the performance of the Consolidated Master Fund. See Note 2 to the Consolidated Master Fund’s Schedule of Investments for the determination of fair value of the Consolidated Master Fund’s investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 137.4%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 84.2%
Ashford Hospitality Trust, Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 5.26%, 04/15/35 (a),(b),(c)	$11,034,000	$11,124,615
Ashford Hospitality Trust,
Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 4.91%, 05/15/35 (a),(b),(c),(d)	8,961,000	8,983,021
Series 2018-KEYS, Class E, 1 mo. USD LIBOR + 4.15%, 6.31%, 05/15/35 (a),(b),(d)	7,410,000	7,433,037
BAMLL Re-REMIC Trust, Series 2014-FRR9, Class F, 1 mo. USD LIBOR + 20.15%, 10.08%, 12/26/46 (a),(b),(d)	22,162,790	22,819,445
Banc of America Commercial Mortgage Trust, Series 2005-5, Class F, 5.65%, 10/10/45 (a),(b),(d)	554,399	558,652
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class F, 5.23%, 09/11/42 (a),(b),(d)	2,823,000	2,829,546
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class D, 5.92%, 09/11/38 (a),(b),(d)	1,351,445	847,606
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class B, 5.66%, 10/12/41 (a),(b),(d)	2,530,888	2,376,069
BHMS, Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 5.16%, 07/15/35 (a),(b),(c)	10,401,000	10,411,151
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a),(c),(d)	5,741,000	4,443,151
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class D, 5.04%, 09/10/45 (a),(b)	3,923,000	3,679,643
Series 2012-GC8, Class E, 5.00%, 09/10/45 (a),(b),(d)	6,296,926	5,373,901
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, 4.67%, 03/10/47 (a),(b),(d)	100,000	84,480
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class D, 3.25%, 12/10/49 (a),(d)	1,208,000	1,026,326
Colony Starwood Homes Trust, Series 2016-1A, Class E, 1 mo. USD LIBOR + 4.15%, 6.31%, 07/17/33 (a),(b),(d)	3,909,531	3,922,311
Commercial Mortgage Pass Through Certificates,
Series 2016-CR28, Class D, 4.05%, 02/10/49 (b),(c)	688,000	638,196
Series 2016-CR28, Class F, 3.25%, 02/10/49 (a),(d)	13,754,000	9,829,637
Series 2016-CR28, Class G, 3.25%, 02/10/49 (a),(d)	5,951,000	3,561,273
Series 2016-CR28, Class H, 3.25%, 02/10/49 (a),(d)	9,169,000	4,467,080
Series 2016-CR28, Class J, 3.25%, 02/10/49 (a),(d)	15,121,412	3,968,079
Commercial Mortgage Trust, Series 2005-C6, Class G, 5.87%, 06/10/44 (a),(b),(d)	1,486,509	1,113,234
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (d)	9,719,880	4,743,735
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.46%, 12/10/45 (a),(b),(d)	7,007,595	5,434,489
Commercial Mortgage Trust, Series 2013-CR11, Class G, 4.27%, 08/10/50 (a),(b),(d)	21,428,233	7,820,032
Commercial Mortgage Trust,
Series 2013-CR8, Class D, 4.08%, 06/10/46 (a),(b),(c)	13,235,000	12,458,945
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c)	9,423,992	7,922,084
Series 2013-CR8, Class F, 4.00%, 06/10/46 (a),(b),(d)	3,009,000	2,199,792
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.45%, 08/10/46 (a),(b),(c)	2,218,000	2,120,380
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.88%, 02/10/47 (a),(b),(d)	1,012,000	982,734
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 5.71%, 08/15/31 (a),(b),(d)	16,150,223	15,272,167
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 6.74%, 08/15/31 (a),(b),(d)	10,408,030	8,817,367
Commercial Mortgage Trust,
Series 2014-LC17, Class C, 4.71%, 10/10/47 (b),(c)	1,572,000	1,544,421
Series 2014-LC17, Class D, 3.69%, 10/10/47 (a),(c)	924,000	782,722
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	4,395,000	3,575,477
Commercial Mortgage Trust,
Series 2014-UBS6, Class D, 4.11%, 12/10/47 (a),(b),(d)	658,000	552,877
Series 2014-UBS6, Class E, 4.61%, 12/10/47 (a),(b),(c)	9,693,000	6,899,502
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (a),(d)	12,398,000	8,078,667
Series 2015-CR22, Class F, 3.00%, 03/10/48 (a),(d)	7,294,000	4,026,183
Commercial Mortgage Trust,
Series 2015-CR23, Class CMD, 3.81%, 05/10/48 (a),(b),(c)	19,957,000	19,805,476
Series 2015-CR23, Class CME, 3.81%, 05/10/48 (a),(b),(c)	15,044,000	14,715,720
Series 2015-CR23, Class E, 3.23%, 05/10/48 (a),(d)	5,489,000	3,889,396
Series 2015-CR23, Class F, 4.39%, 05/10/48 (a),(b),(d)	1,170,000	756,314

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(c)	$6,434,000	$5,330,913
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/10/48 (b),(c)	5,640,000	4,797,384
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.64%, 10/10/48 (b),(c)	2,596,000	2,223,842
Commercial Mortgage Trust,
Series 2015-LC21, Class D, 4.45%, 07/10/48 (b),(c)	1,409,000	1,277,782
Series 2015-LC21, Class E, 3.25%, 07/10/48 (a),(d)	9,077,000	6,334,171
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.90%, 08/10/49 (a),(b),(c)	1,456,000	1,198,210
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.54%, 10/10/49 (a),(b),(c)	8,294,000	6,566,552
Commercial Mortgage Trust, Series 2016-DC2, Class D, 4.05%, 02/10/49 (a),(b),(d)	877,000	746,806
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class B, 5.90%, 01/15/49 (a),(b),(d)	1,746,500	1,773,727
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.80%, 06/15/39 (b),(d)	62,364	47,151
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(b),(d)	4,961,000	4,806,847
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (d)	5,638,579	3,988,731
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class F, 3.50%, 11/15/48 (a),(b)	3,747,000	2,628,361
Series 2015-C4, Class G, 3.50%, 11/15/48 (a),(b)	5,786,000	3,181,326
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESD, 4.38%, 10/15/32 (a),(b),(c)	12,967,500	12,519,879
European Loan Conduit, Series 31, Class E, 3 mo. EUR LIBOR + 3.25%, 3.25%, 10/26/28 (b),(c),(g)	€7,171,000	8,317,358
FREMF Mortgage Trust, Series 2016-K60, Class D, 0.01%, 12/25/49 (a),(d)	$41,179,337	21,263,527
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 8.75%, 03/25/26 (a),(b),(d)	1,133,066	1,229,223
FREMF Mortgage Trust, Series 2016-KF25, Class B, 1 mo. USD LIBOR + 5.00%, 7.11%, 09/25/23 (a),(b),(d)	3,396,686	3,597,248
FREMF Mortgage Trust, Series 2017-KGL1, Class BFL, 1 mo. USD LIBOR + 2.50%, 4.61%, 10/25/27 (a),(b),(c)	18,864,000	18,880,085
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27 (a),(b),(c)	15,725,000	14,085,960
FREMF Mortgage Trust, Series 2018-K154, Class B, 4.16%, 11/25/32 (a),(b),(d)	3,110,000	2,514,397
FREMF Mortgage Trust, Series 2018-K155, Class B, 4.31%, 04/25/33 (a),(b),(d)	2,849,000	2,314,940
FREMF Mortgage Trust, Series 2018-K156, Class B, 4.21%, 07/25/36 (a),(b),(d)	3,132,000	2,538,074
FREMF Mortgage Trust, Series 2018-KF42, Class B, 1 mo. USD LIBOR + 2.22%, 4.31%, 12/25/24 (a),(b),(d)	1,863,592	1,878,436
FREMF Mortgage Trust, Series 2018-KF44, Class B, 1 mo. USD LIBOR + 2.15%, 4.26%, 02/25/25 (a),(b),(d)	2,328,345	2,336,642
GCCFC Commercial Mortgage Trust, Series 2007-GG11, Class D, 6.18%, 12/10/49 (b),(d)	1,449,598	1,452,570
GE Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.94%, 11/10/45 (b),(d)	4,271,315	4,329,225
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (b),(d)	1,071,140	994,546
GRACE Mortgage Trust, Series 2014-GRCE, Class G, 3.71%, 06/10/28 (a),(b),(c)	9,295,000	9,033,559
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D, 3.38%, 05/10/50 (d)	5,107,000	4,443,859
GS Mortgage Securities Trust, Series 2006-CC1, Class A, 9.70%, 03/21/46 (a),(b),(d)	2,586,808	2,318,664
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (d)	2,297,000	635,444
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.98%, 08/10/45 (b),(c),(d)	2,130,642	2,141,790
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.91%, 11/10/45 (a),(b),(c)	10,250,422	9,118,855
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 5.13%, 04/10/47 (a),(b),(c)	3,241,000	2,647,889
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D, 1 mo. USD LIBOR + 3.90%, 5.49%, 07/15/31 (a),(b),(c),(d)	3,723,591	3,736,697
Series 2014-GSFL, Class E, 1 mo. USD LIBOR + 5.95%, 5.49%, 07/15/31 (a),(b),(c)	6,439,000	6,436,699
GS Mortgage Securities Trust, Series 2017-SLP, Class E, 4.74%, 10/10/32 (a),(b),(c),(d)	9,592,000	9,318,527
Hilton Orlando Trust,
Series 2018-ORL, Class E, 1 mo. USD LIBOR + 2.65%, 4.81%, 12/15/34 (a),(b),(c)	11,378,000	11,419,032
Series 2018-ORL, Class F, 1 mo. USD LIBOR + 3.65%, 5.81%, 12/15/34 (a),(b),(c)	10,458,000	10,502,007
Hilton USA Trust, Series 2016-HHV, Class F, 4.33%, 11/05/38 (a),(b),(c)	11,994,000	10,787,486
Home Partners of America Trust, Series 2017-1, Class F, 1 mo. USD LIBOR + 3.54%, 5.70%, 07/17/34 (a),(b),(d)	882,000	886,412
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, 1 mo. USD LIBOR + 3.1%, 5.26%, 01/15/33 (a),(b),(c),(d)	13,602,000	13,755,493
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 1 mo. USD LIBOR + 4.00%, 6.16%, 02/15/35 (a),(b),(c)	5,267,000	5,297,535
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP1, Class G, 6.01%, 03/15/46 (a),(b),(d)	1,812,408	1,835,349
Series 2005-LDP1, Class H, 6.01%, 03/15/46 (a),(b),(d)	1,263,460	1,087,203

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class H, 5.90%, 12/15/44 (a),(b),(d)	$1,593,000	$1,464,410
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (d)	41,197,000	29,516,703
Series 2006-LDP9 SEQ, Class AM, 5.37%, 05/15/47 (d)	1,908,701	1,912,231
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (b),(c)	1,358,992	1,357,712
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.94%, 08/15/49 (a),(b),(c)	3,859,000	3,350,855
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.62%, 08/15/49 (a),(b),(c)	1,413,000	1,191,670
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.59%, 12/15/49 (a),(b),(c)	4,056,000	3,419,828
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 5.16%, 02/15/35 (a),(b),(c),(d)	9,385,000	9,431,867
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 5.05%, 01/15/47 (a),(b),(c)	2,052,000	1,989,292
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class D, 3.82%, 05/15/48 (b),(c)	2,550,000	2,111,027
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class D, 4.27%, 08/15/48 (b),(d)	602,000	525,427
Series 2015-C31, Class E, 4.77%, 08/15/48 (a),(b),(d)	4,934,000	3,383,932
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.22%, 12/15/49 (a),(b),(c)	1,305,000	1,079,464
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.44%, 08/15/36 (a),(b),(d)	677,840	678,770
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class H, 5.96%, 02/15/40 (a),(b),(d)	777,407	778,007
Series 2005-C1, Class J, 6.20%, 02/15/40 (a),(b),(d)	474,713	352,813
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class F, 5.88%, 03/15/39 (b),(d)	2,679,948	2,604,297
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c)	6,422,370	5,089,721
Lone Star Portfolio Trust,
Series 2015-LSP, Class A1A2, 1 mo. USD LIBOR + 1.80%, 4.21%, 09/15/28 (a),(b),(c),(d)	547,053	547,737
Series 2015-LSP, Class D, 1 mo. USD LIBOR + 4.00%, 6.41%, 09/15/28 (a),(b),(d)	1,209,016	1,216,939
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(b),(c)	3,258,000	2,991,285
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class F, 5.30%, 08/12/39 (a),(b),(d)	243,602	81,896
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38 (b),(d)	6,185,218	6,304,012
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 6.00%, 06/12/50 (b),(d)	1,362,274	974,061
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(d)	3,068,315	2,359,874
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	3,482,977	2,686,046
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(c)	6,380,000	5,726,537
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.91%, 10/15/46 (a),(b),(c)	4,594,532	3,861,445
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.37%, 02/15/46 (a),(b),(c)	10,844,953	8,075,180
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.05%, 04/15/47 (a),(b),(c)	4,000,000	3,315,607
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class LNC4, 4.75%, 12/15/46 (a),(c)	6,608,518	6,436,172
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.38%, 04/15/48 (a),(b),(d)	4,129,000	3,659,183
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/52 (a),(d)	688,000	519,675
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class F, 5.81%, 09/15/42 (a),(b),(d)	2,389,120	2,324,205
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class F, 5.92%, 07/12/44 (b),(d)	3,356,460	2,511,946
Morgan Stanley Capital I Trust,
Series 2006-T23, Class D, 6.31%, 08/12/41 (a),(b),(c)	4,947,000	5,046,370
Series 2006-T23, Class E, 6.31%, 08/12/41 (a),(b),(d)	1,328,000	1,247,956
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class B, 6.33%, 06/11/49 (a),(b),(d)	8,951,000	9,006,274
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(b),(c)	2,077,000	1,757,092
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class F, 3.92%, 11/15/32 (a),(b),(c)	6,384,000	5,982,236

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class WAN1, 1 mo. USD LIBOR + 2.75%, 4.81%, 06/15/35 (a),(b),(d)	$311,000	$311,447
Series 2018-FL1, Class WAN2, 1 mo. USD LIBOR + 3.75%, 5.81%, 06/15/35 (a),(b),(d)	750,000	751,036
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class E, 1 mo. USD LIBOR + 2.74%, 4.90%, 02/15/33 (a),(b),(c)	2,619,000	2,628,765
Natixis Commercial Mortgage Securities Trust, Series 2018-TECH, Class E, 1 mo. USD LIBOR + 2.25%, 4.41%, 11/15/34 (a),(b),(c)	2,916,000	2,921,754
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 5.01%, 10/10/48 (a),(b),(d)	1,477,000	1,315,398
Taurus, Series 2017-UK2, Class E, 3 mo. BP LIBOR + 3.65%, 4.45%, 11/17/27 (b),(d),(g)	£2,819,244	3,689,266
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 1 mo. USD LIBOR + 3.18%, 5.30%, 11/11/34 (a),(b),(c),(d)	$11,709,592	11,803,818
UBS Commercial Mortgage Trust, Series 2018-C11, Class D, 3.00%, 06/15/51 (a),(b),(d)	2,492,000	1,814,172
VNO Mortgage Trust, Series 2016-350P, Class E, 4.03%, 01/10/35 (a),(b),(c)	4,939,000	4,548,540
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.37%, 06/15/48 (b),(c)	4,072,000	3,546,866
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(c)	5,964,000	4,654,217
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.84%, 12/15/46 (a),(b),(c)	2,106,000	2,018,066
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class D, 4.05%, 09/15/57 (a),(b),(c)	1,588,000	1,283,799
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.80%, 11/15/47 (a),(b),(d)	613,000	530,024
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (a),(b),(c)	12,144,000	10,541,359

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $678,541,079)		689,673,627

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 21.6%
Civic Mortgage LLC, Series 2018-1, Class A2, 4.86%, 06/25/22 (a),(b),(d)	492,852	492,614
Credit Suisse European Mortgage Capital Ltd.,
Series 2015-1HWA, Class A, 3 mo. EURIBOR + 2.75%, 2.75%, 04/20/20 (a),(b),(c)	€106,724,502	123,377,846
Series 2015-1HWA, Class AX, 0.25%, 04/20/20 (a),(b),(d)	€106,724,501	278,911
Federal Home Loan Mortgage Corp.,
Series 2018-SPI2, Class M2A, 3.82%, 05/25/48 (a),(b)	$3,823,000	3,713,427
Series 2018-SPI2, Class M2B, 3.82%, 05/25/48 (a),(b)	3,823,000	3,383,833
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M2, 4.17%, 08/25/48 (a),(b)	3,536,000	3,320,030
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 4.77%, 12/25/30 (b),(d)	13,152,000	13,433,563
New Residential Mortgage LLC,
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (a),(d)	4,174,228	4,171,037
Series 2018-FNT2, Class F, 5.95%, 07/25/54 (a),(d)	5,441,873	5,437,716
Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.00%, 11/25/22 (a),(b),(d)	5,701,000	5,586,665
Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.00%, 04/25/23 (a),(b),(d)	1,454,000	1,434,943
Trinidad Mortgage Securities PLC,
Series 2018-1, Class C, 3 mo. BP LIBOR + 1.60%, 2.35%, 01/24/59 (b),(d),(g)	£2,349,000	3,019,764
Series 2018-1, Class D, 3 mo. BP LIBOR + 2.00%, 2.75%, 01/24/59 (b),(d),(g)	£2,947,000	3,809,568
Series 2018-1, Class E, 3 mo. BP LIBOR + 2.65%, 3.40%, 01/24/59 (b),(d),(g)	£2,315,000	2,989,859
Vericrest Opportunity Loan Trust LLC, Series 2017-NPL9 SEQ, Class A2, 4.63%, 09/25/47 (a),(b),(d)	$2,773,000	2,751,295

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (COST $180,426,653)		177,201,071

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 2.10%, 07/10/46 (a),(b),(c)	1,170,020	31,156
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESX, 0.20%, 10/15/32 (a),(b),(d)	92,814,500	456,165
Federal Home Loan Mortgage Corp., Series K055, Class X3, 1.70%, 04/25/44 (b),(d)	74,183,237	7,523,753
Federal Home Loan Mortgage Corp., Series K077, Class X3, 2.30%, 05/25/28 (b),(d)	16,484,809	2,731,267
Federal Home Loan Mortgage Corp., Series K078, Class X3, 2.29%, 06/25/46 (b),(d)	10,639,000	1,779,481
Federal Home Loan Mortgage Corp., Series K079, Class X3, 2.33%, 07/25/46 (b),(d)	9,630,000	1,621,750
Federal Home Loan Mortgage Corp.,
Series K157, Class X1, 0.02%, 08/25/33 (b)	434,855,000	2,935,836
Series K157, Class X3, 3.23%, 09/25/33 (b)	9,502,000	2,939,155
Federal Home Loan Mortgage Corp., Series KBX1, Class X1, 0.20%, 01/25/26 (b),(c)	667,207,000	4,847,259
Federal Home Loan Mortgage Corp., Series KC02, Class X3, 3.06%, 08/25/25 (b)	9,652,000	1,595,826
Federal Home Loan Mortgage Corp., Series KW01, Class X3, 4.20%, 03/25/29 (b),(d)	9,077,000	2,165,843
FREMF Mortgage Trust,
Series 2016-K60, Class X2A, 0.10%, 12/25/49 (a),(d)	851,192,874	4,316,229

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Principal Amount	Value
Series 2016-K60, Class X2B, 0.10%, 12/25/49 (a),(d)	$218,008,797	$1,166,936
GS Mortgage Securities Corp. II, Series 2017-SLP, Class XB, 0.61%, 10/10/32 (a),(b),(d)	35,804,000	642,170
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class XCP, 0.73%, 01/15/25 (a),(b),(c)	92,471,000	888,970

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $35,688,134)		35,641,796

COLLATERALIZED DEBT OBLIGATIONS — 0.5%
Cress Ltd., Series 2008, Class F, 2.08%, 12/21/42 (b),(d),(e)	12,301,247	0
Nomura CRE CDO Ltd.,
Series 2007-2A, Class D, 3 mo. USD LIBOR + 0.45%, 2.76%, 05/21/42 (a),(b),(d)	6,749,138	3,946,153
Series 2007-2A, Class E, 3 mo. USD LIBOR + 0.50%, 2.81%, 05/21/42 (a),(b),(d)	5,598,325	13,716
Series 2007-2A, Class F, 3 mo. USD LIBOR + 0.60%, 2.91%, 05/21/42 (a),(b),(d)	7,630,980	18,696

TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $3,943,672)		3,978,565

MEZZANINE DEBT — 13.0%
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/28 (a),(d)	102,500,000	106,099,267

TOTAL MEZZANINE DEBT (COST $102,922,566)		106,099,267

BANK LOAN — 5.2%
BC Equity Ventures LLC, 2018 Term Loan, 3 mo. LIBOR + 3.75%, 5.86%, 08/22/25 (b)	6,022,000	6,008,842
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 6.34%, 03/29/24 (b)	18,334,498	18,076,670
Diamond Resorts Corporation, 2018 Term Loan B, 1 mo. LIBOR + 3.75%, 5.97%, 09/02/23 (b),(f)	4,263,943	4,153,799
Invitation Homes Operating Partnership LP, Term Loan A, 1 mo. LIBOR + 1.70%, 3.87%, 02/06/22 (b)	7,773,000	7,617,540
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.25%, 4.49%, 08/29/25 (b)	6,310,000	6,358,641

TOTAL BANK LOAN (COST $42,275,537)		42,215,492

HIGH YIELD BONDS & NOTES — 8.0%
Boyne USA, Inc., 7.25%, 05/01/25 (a),(c)	$1,379,000	1,457,920
CPUK Finance Ltd.,
4.25%, 02/28/47 (d),(g)	£22,125,000	28,841,607
4.88%, 02/28/47 (d),(g)	£2,614,000	3,393,959
Diamond Resorts, Inc., 7.75%, 09/01/23 (a),(c)	$6,268,000	6,420,782
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26 (a),(c)	24,899,000	25,519,707

TOTAL HIGH YIELD BONDS & NOTES (COST $64,662,706)		65,633,975

	Shares	Value
COMMON STOCK — 0.5%
Specialty Finance — 0.5%
TPG RE Finance Trust, Inc. (d)	223,615	4,476,772

TOTAL COMMON STOCK (COST $4,472,300)		4,476,772

TOTAL LONG-TERM INVESTMENTS (COST $1,112,932,647)		1,124,920,565

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.5%
MONEY MARKET FUND — 4.5%
JPMorgan U.S. Treasury Money Market Plus Fund, Institutional Class, 2.18% (h)	$36,834,232	$36,834,232

TOTAL SHORT-TERM INVESTMENTS (COST $36,834,232)		36,834,232

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTION — 0.1%
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust	275.00 USD	12/21/18	1,900	52,250,000	$497,800	$482,600	$ (15,200)

Total Purchased Option Outstanding					$497,800	$482,600	$ (15,200)

TOTAL INVESTMENTS IN SECURITIES — 142.0% (COST $1,150,264,679)							1,162,237,397

	Principal Amount	Value
SECURITIES SOLD SHORT — (16.6)%
FOREIGN GOVERNMENT OBLIGATIONS — (2.8)%
United Kingdom Gilt, 0.50%, 07/22/22 (g)	£15,700,000	(20,073,116)
United Kingdom Gilt, 2.00%, 09/07/25 (g)	£2,091,000	(2,854,953)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $22,957,579)		(22,928,069)

U.S. TREASURY NOTES — (13.8)%
U.S. Treasury Notes, 2.00%, 10/31/22	$6,000,000	(5,785,781)
U.S. Treasury Notes, 2.25%, 12/31/24	11,000,000	(10,534,219)
U.S. Treasury Notes, 2.25%, 08/15/27	67,500,000	(63,281,250)
U.S. Treasury Notes, 2.75%, 07/31/23	15,000,000	(14,866,407)
U.S. Treasury Notes, 2.88%, 05/15/28	19,000,000	(18,706,095)

TOTAL U.S. TREASURY NOTES (PROCEEDS $116,989,350)		(113,173,752)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $139,946,929)		(136,101,821)

Other Assets and Liabilities (i) — (25.4)%		(207,397,118)

Net Assets — 100.0%		$818,738,458

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(b)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2018.

(c)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(e)	Security is valued using significant unobservable inputs.
(f)	All or a portion of the security represents an unsettled loan commitment at September 30, 2018 where the rate will be determined at time of settlement.
(g)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(h)	Rate disclosed, the 7 day net yield, is as of September 30, 2018.
(i)	Assets, other than investments in securities, less liabilities other than securities sold short.

At September 30, 2018, the Consolidated Master Fund had an unfunded loan commitment of $3,277,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
BC Equity Ventures LLC	3,277,000	3,258,567	(18,433)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reverse Repurchase Agreements Outstanding at September 30, 2018

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Morgan Stanley Bank, N.A.	3.22%	09/04/18	12/04/18	$2,507,000	$2,513,056
Morgan Stanley Bank, N.A.	3.22%	09/04/18	12/04/18	3,160,000	3,167,633
Morgan Stanley Bank, N.A.	3.25%	07/23/18	10/23/18	9,822,000	9,884,013
Morgan Stanley Bank, N.A.	3.27%	08/16/18	11/16/18	2,498,000	2,508,422
Morgan Stanley Bank, N.A.	3.27%	09/06/18	12/06/18	4,132,000	4,141,391
Morgan Stanley Bank, N.A.	3.29%	07/12/18	10/12/18	10,545,000	10,622,999
Morgan Stanley Bank, N.A.	3.29%	07/16/18	10/16/18	9,102,000	9,166,035
Morgan Stanley Bank, N.A.	3.31%	08/17/18	11/19/18	8,321,000	8,355,446
Morgan Stanley Bank, N.A.	3.31%	08/21/18	11/21/18	6,390,000	6,414,102
Morgan Stanley Bank, N.A.	3.31%	08/15/18	11/15/18	5,153,000	5,175,293
Morgan Stanley Bank, N.A.	3.32%	09/05/18	12/05/18	2,215,000	2,220,304
Morgan Stanley Bank, N.A.	3.33%	09/13/18	12/13/18	4,529,000	4,536,550
Morgan Stanley Bank, N.A.	3.34%	09/10/18	10/17/18	10,116,000	10,135,686
Morgan Stanley Bank, N.A.	3.44%	09/19/18	12/19/18	3,958,000	3,962,159
Morgan Stanley Bank, N.A.	3.44%	09/19/18	12/19/18	3,950,000	3,954,150
RBC (Barbados) Trading Bank Corporation	2.99%	07/27/18	10/26/18	892,000	896,885
RBC (Barbados) Trading Bank Corporation	2.99%	07/27/18	10/26/18	3,302,000	3,320,082
RBC (Barbados) Trading Bank Corporation	3.01%	08/15/18	11/15/18	34,000	34,134
RBC (Barbados) Trading Bank Corporation	3.04%	09/10/18	10/17/18	1,173,000	1,175,077
RBC (Barbados) Trading Bank Corporation	3.04%	09/20/18	12/20/18	21,756,000	21,776,192
RBC (Barbados) Trading Bank Corporation	3.05%	09/21/18	12/21/18	5,449,000	5,453,622
RBC (Barbados) Trading Bank Corporation	3.25%	09/21/18	12/21/18	1,287,000	1,288,163
RBC (Barbados) Trading Bank Corporation	3.27%	09/28/18	12/04/18	1,614,000	1,614,440
RBC (Barbados) Trading Bank Corporation	3.27%	09/26/18	12/04/18	582,000	582,264
RBC (Barbados) Trading Bank Corporation	3.27%	09/04/18	12/04/18	1,776,000	1,780,357
RBC (Barbados) Trading Bank Corporation	3.27%	09/04/18	12/04/18	4,029,000	4,038,885
RBC (Barbados) Trading Bank Corporation	3.29%	09/19/18	12/19/18	2,491,000	2,493,731
RBC (Barbados) Trading Bank Corporation	3.29%	09/19/18	12/19/18	1,934,000	1,936,120
RBC (Barbados) Trading Bank Corporation	3.29%	09/26/18	12/19/18	1,765,000	1,765,806
RBC (Barbados) Trading Bank Corporation	3.29%	09/19/18	12/19/18	3,050,000	3,053,344
RBC (Barbados) Trading Bank Corporation	3.29%	09/19/18	12/19/18	3,071,000	3,074,367
RBC (Barbados) Trading Bank Corporation	3.29%	09/19/18	12/19/18	2,880,000	2,883,157
RBC (Barbados) Trading Bank Corporation	3.31%	08/15/18	11/15/18	1,184,000	1,189,122
RBC (Barbados) Trading Bank Corporation	3.31%	08/15/18	11/15/18	8,913,000	8,951,560
RBC (Barbados) Trading Bank Corporation	3.32%	09/06/18	12/06/18	1,497,000	1,500,454
RBC (Barbados) Trading Bank Corporation	3.32%	09/06/18	12/06/18	4,039,000	4,048,320
RBC (Barbados) Trading Bank Corporation	3.32%	09/06/18	12/06/18	3,673,000	3,681,475
RBC (Barbados) Trading Bank Corporation	3.32%	09/06/18	12/06/18	506,000	507,168
RBC (Barbados) Trading Bank Corporation	3.32%	09/26/18	12/26/18	3,413,000	3,414,575
RBC (Barbados) Trading Bank Corporation	3.33%	09/13/18	12/13/18	6,602,000	6,613,006
RBC (Barbados) Trading Bank Corporation	3.33%	09/13/18	12/13/18	3,071,000	3,076,120
RBC (Barbados) Trading Bank Corporation	3.34%	07/17/18	10/17/18	7,168,000	7,218,482
RBC (Barbados) Trading Bank Corporation	3.34%	09/28/18	12/26/18	2,561,000	2,561,712
RBC (Barbados) Trading Bank Corporation	3.34%	09/20/18	12/20/18	947,000	947,966
RBC (Barbados) Trading Bank Corporation	3.34%	09/20/18	12/20/18	834,000	834,851
RBC (Barbados) Trading Bank Corporation	3.34%	09/20/18	12/20/18	1,373,000	1,374,400
RBC (Barbados) Trading Bank Corporation	3.34%	09/20/18	12/20/18	1,015,000	1,016,035
RBC (Barbados) Trading Bank Corporation	3.34%	09/20/18	12/20/18	931,000	931,949
RBC (Barbados) Trading Bank Corporation	3.34%	09/20/18	12/20/18	1,642,000	1,643,675
RBC (Barbados) Trading Bank Corporation	3.34%	09/20/18	12/20/18	945,000	945,964
RBC (Barbados) Trading Bank Corporation	3.34%	09/19/18	12/19/18	7,271,000	7,279,092
RBC (Barbados) Trading Bank Corporation	3.34%	09/19/18	12/19/18	8,757,000	8,766,746
RBC (Barbados) Trading Bank Corporation	3.34%	09/19/18	12/19/18	5,364,000	5,369,970
RBC (Barbados) Trading Bank Corporation	3.34%	09/19/18	12/19/18	5,277,000	5,282,873

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.34%	09/19/18	12/19/18	$2,520,000	$2,522,805
RBC (Barbados) Trading Bank Corporation	3.34%	09/19/18	12/19/18	3,720,000	3,724,140
RBC (Barbados) Trading Bank Corporation	3.34%	07/24/18	10/24/18	3,342,000	3,363,404
RBC (Barbados) Trading Bank Corporation	3.36%	08/21/18	11/21/18	3,958,000	3,973,154
RBC (Barbados) Trading Bank Corporation	3.50%	06/15/18	12/14/18	5,303,000	5,358,684
RBC (Barbados) Trading Bank Corporation	3.76%	05/18/18	05/17/19	6,242,000	6,330,699
Royal Bank of Canada	3.01%	08/17/18	11/16/18	868,000	871,268
Royal Bank of Canada	3.04%	07/17/18	10/17/18	4,776,000	4,806,611
Royal Bank of Canada	3.29%	09/18/18	12/18/18	11,937,000	11,951,169
Royal Bank of Canada	3.29%	07/16/18	10/16/18	11,854,000	11,937,395
Royal Bank of Canada	3.31%	07/12/18	10/12/18	16,848,000	16,973,378
Royal Bank of Canada	3.32%	09/04/18	12/04/18	4,779,000	4,790,902
Royal Bank of Canada	3.32%	09/04/18	12/04/18	2,514,000	2,520,261
Royal Bank of Canada	3.34%	09/18/18	12/18/18	8,646,000	8,656,419
Royal Bank of Canada	3.34%	09/18/18	12/18/18	8,418,000	8,428,144
Royal Bank of Canada	3.35%	07/20/18	10/19/18	15,665,000	15,771,334
Royal Bank of Canada	3.36%	08/21/18	11/21/18	8,503,000	8,535,556
Royal Bank of Canada (London)	0.78%	07/16/18	01/16/19	6,109,488	6,119,711
Royal Bank of Canada (London)	0.78%	07/23/18	01/16/19	553,803	554,646
Royal Bank of Canada (London)	0.93%	09/21/18	03/21/19	104,927,364	104,954,843

Total Reverse Repurchase Agreements Outstanding				$451,949,655	$453,223,903

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2018

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,057,416	USD	3,862,036	Citibank, N.A.	10/04/18	$(309,448)
USD	3,673,180	EUR	3,057,416	Citibank, N.A.	10/04/18	120,592
USD	1,674,309	EUR	1,434,000	Citibank, N.A.	12/13/18	(1,596)
USD	19,575,430	EUR	16,387,000	Citibank, N.A.	03/21/19	251,836
USD	3,792,544	GBP	2,834,000	Citibank, N.A.	12/06/18	85,458
USD	9,415,526	GBP	7,087,000	Citibank, N.A.	12/18/18	138,303
USD	10,175,245	GBP	7,611,000	Citibank, N.A.	03/21/19	163,386

Total Forward Foreign Currency Exchange Contracts Outstanding						$448,531

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2018

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Goldman Sachs International	503,830 USD	$104,780	$109,566	$(4,786)
CMBX.NA.BB.6	(5.00)%	1M	5/11/2063	Goldman Sachs International	6,992,000 USD	1,454,103	1,436,755	17,348
CMBX.NA.BB.7	(5.00)%	1M	1/17/2047	Morgan Stanley Capital Services LLC	2,453,000 USD	308,015	480,168	(172,153)
CMBX.NA.BBB -.10	(3.00)%	1M	11/17/2059	JPMorgan Securities LLC	1,635,000 USD	81,750	179,149	(97,399)
CMBX.NA.BBB -.10	(3.00)%	1M	11/17/2059	Goldman Sachs International	1,110,000 USD	55,500	109,340	(53,840)
CMBX.NA.BBB -.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,095,000 USD	54,750	80,965	(26,215)
CMBX.NA.BBB -.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	665,000 USD	33,250	66,595	(33,345)
CMBX.NA.BBB -.10	(3.00)%	1M	11/17/2059	Credit Suisse International	41,000 USD	2,050	3,137	(1,087)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB -.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	1,008,000 USD	$50,400	$60,480	$(10,080)
CMBX.NA.BBB -.10	(3.00)%	1M	11/17/2059	Credit Suisse International	636,000 USD	31,800	45,960	(14,160)
CMBX.NA.BBB -.10	(3.00)%	1M	11/17/2059	Credit Suisse International	695,000 USD	34,750	48,868	(14,118)
CMBX.NA.BBB -.11	(3.00)%	1M	11/18/2054	JPMorgan Securities LLC	962,000 USD	51,756	87,886	(36,130)
CMBX.NA.BBB -.11	(3.00)%	1M	11/18/2054	Citigroup Global Markets, Inc.	1,261,000 USD	67,842	113,344	(45,502)
CMBX.NA.BBB -.11	(3.00)%	1M	11/18/2054	Credit Suisse International	962,000 USD	51,756	92,409	(40,653)
CMBX.NA.BBB -.8	(3.00)%	1M	10/17/2057	Credit Suisse International	2,605,000 USD	188,862	303,724	(114,862)
CMBX.NA.BBB -.8	(3.00)%	1M	10/17/2057	Credit Suisse International	2,006,000 USD	145,435	238,100	(92,665)
CMBX.NA.BBB -.8	(3.00)%	1M	10/17/2057	JPMorgan Securities LLC	1,234,000 USD	89,465	161,218	(71,753)
CMBX.NA.BBB -.8	(3.00)%	1M	10/17/2057	Credit Suisse International	1,278,000 USD	92,655	154,150	(61,495)
CMBX.NA.BBB -.8	(3.00)%	1M	10/17/2057	Credit Suisse International	233,000 USD	16,892	31,585	(14,693)
CMBX.NA.BBB -.8	(3.00)%	1M	10/17/2057	JPMorgan Securities LLC	1,108,000 USD	80,330	91,034	(10,704)
CMBX.NA.BBB -.8	(3.00)%	1M	10/17/2057	JPMorgan Securities LLC	1,108,000 USD	80,330	90,513	(10,183)
CMBX.NA.BBB -.8	(3.00)%	1M	10/17/2057	Credit Suisse International	1,147,000 USD	83,157	104,000	(20,843)
CMBX.NA.BBB -.8	(3.00)%	1M	10/17/2057	Credit Suisse International	1,147,000 USD	83,157	101,408	(18,251)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	JPMorgan Securities LLC	863,000 USD	50,916	72,391	(21,475)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,189,000 USD	70,508	152,969	(82,461)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,322,000 USD	78,395	126,231	(47,836)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,189,000 USD	70,508	145,282	(74,774)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	1,193,000 USD	70,745	145,131	(74,386)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,197,000 USD	70,982	145,120	(74,138)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,197,000 USD	70,982	139,691	(68,709)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,450,000 USD	85,985	142,155	(56,170)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	JPMorgan Securities LLC	1,319,000 USD	78,217	130,019	(51,802)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,197,000 USD	70,982	132,403	(61,421)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,168,000 USD	69,262	149,132	(79,870)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,450,000 USD	85,985	132,282	(46,297)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,213,000 USD	71,931	89,520	(17,589)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Citigroup Global Markets, Inc.	1,435,000 USD	85,095	124,611	(39,516)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	JPMorgan Securities LLC	2,597,000 USD	154,002	232,061	(78,059)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	JPMorgan Securities LLC	2,184,000 USD	$129,693	$136,094	$(6,401)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	2,430,000 USD	144,099	172,005	(27,906)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	1,213,000 USD	71,931	85,444	(13,513)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,252,000 USD	74,244	101,936	(27,692)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Credit Suisse International	2,430,000 USD	144,099	167,091	(22,992)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,213,000 USD	71,931	89,520	(17,589)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	Credit Suisse International	1,219,000 USD	72,287	96,129	(23,842)
CMBX.NA.BBB -.9	(3.00)%	1M	9/17/2058	JPMorgan Securities LLC	1,101,000 USD	65,289	77,852	(12,563)

Total OTC Credit Default Swaps on Index (Buy Protection)						$5,200,853	$7,175,423	$(1,974,570)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2018

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA. 1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	8,841,971 USD	$(1,225,121)	$(1,403,724)	$178,603
CMBX.NA.AA. 1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	630,082 USD	(87,303)	(78,765)	(8,538)
CMBX.NA.AA. 4	AA	1.65%	1M	2/17/2051	Goldman Sachs International	208,923 USD	(70,618)	(70,472)	(146)
CMBX.NA.AA. 4	AA	1.65%	1M	2/17/2051	Goldman Sachs International	4,281,173 USD	(1,447,084)	(1,795,236)	348,152
CMBX.NA.BB. 6	BB	5.00%	1M	5/11/2063	Morgan Stanley Capital Services LLC	2,340,000 USD	(486,642)	57,969	(544,611)
CMBX.NA.BB. 6	BB	5.00%	1M	5/11/2063	Merrill Lynch Capital Services, Inc.	649,610 USD	(135,097)	(75,805)	(59,292)
CMBX.NA.BB. 6	BB	5.00%	1M	5/11/2063	Merrill Lynch Capital Services, Inc.	4,487,000 USD	(933,146)	(446,975)	(486,171)
CMBX.NA.BB. 6	BB	5.00%	1M	5/11/2063	Morgan Stanley Capital Services LLC	19,220 USD	(3,997)	(1,915)	(2,082)
CMBX.NA.BB. 7	BB	5.00%	1M	1/17/2047	Citibank, N.A.	2,453,000 USD	(308,015)	(43,061)	(264,954)
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	2,132,000 USD	(106,600)	(165,122)	58,522
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	1,396,000 USD	(69,800)	(97,103)	27,303
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	3,600,000 USD	(180,000)	(358,807)	178,807
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	JPMorgan Securities LLC	1,991,000 USD	(99,550)	(128,762)	29,212
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	JPMorgan Securities LLC	1,018,000 USD	(50,900)	(63,559)	12,659
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	JPMorgan Securities LLC	2,203,000 USD	(110,334)	(120,363)	10,029
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	JPMorgan Securities LLC	2,215,000 USD	(110,565)	(110,667)	102

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	1,018,000 USD	$(50,900)	$(62,941)	$12,041
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	1,281,000 USD	(64,050)	(77,249)	13,199
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	2,601,000 USD	(130,050)	(155,956)	25,906
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	1,212,000 USD	(60,600)	(73,408)	12,808
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	4,388,000 USD	(219,400)	(268,638)	49,238
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	2,612,000 USD	(130,600)	(161,060)	30,460
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	984,000 USD	(49,200)	(63,339)	14,139
CMBX.NA.BB B-.10	BBB-	3.00%	1M	11/17/2059	JPMorgan Securities LLC	828,000 USD	(41,400)	(59,988)	18,588
CMBX.NA.BB B-.11	BBB-	3.00%	1M	11/18/2054	JPMorgan Securities LLC	1,289,000 USD	(69,348)	(86,083)	16,735
CMBX.NA.BB B-.11	BBB-	3.00%	1M	11/18/2054	Citigroup Global Markets, Inc.	1,232,000 USD	(66,282)	(82,442)	16,160
CMBX.NA.BB B-.11	BBB-	3.00%	1M	11/18/2054	Credit Suisse International	664,000 USD	(35,723)	(60,131)	24,408
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	2,544,000 USD	(184,440)	(301,159)	116,719
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,441,000 USD	(104,473)	(191,012)	86,539
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,018,000 USD	(73,805)	(136,090)	62,285
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,556,000 USD	(112,810)	(211,160)	98,350
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	2,245,000 USD	(162,763)	(265,300)	102,537
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	818,000 USD	(59,305)	(113,718)	54,413
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	818,000 USD	(59,305)	(114,096)	54,791
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,565,000 USD	(113,463)	(222,909)	109,446
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,221,000 USD	(88,523)	(146,574)	58,051
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	253,000 USD	(18,342)	(29,666)	11,324
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	974,000 USD	(70,615)	(143,627)	73,012
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,552,000 USD	(112,520)	(184,932)	72,412
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,013,000 USD	(73,442)	(117,840)	44,398
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	253,000 USD	(18,342)	(29,783)	11,441
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,410,000 USD	(102,225)	(192,799)	90,574
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,410,000 USD	(102,225)	(170,230)	68,005
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	2,819,000 USD	(204,378)	(396,443)	192,065
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	1,213,000 USD	(87,943)	(182,674)	94,731

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	1,167,000 USD	$(84,608)	$(174,786)	$90,178
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	974,000 USD	(70,615)	(143,627)	73,012
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,698,000 USD	(123,105)	(237,547)	114,442
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	705,000 USD	(51,112)	(98,803)	47,691
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,540,000 USD	(111,650)	(195,411)	83,761
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,078,000 USD	(78,155)	(161,189)	83,034
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	2,448,000 USD	(177,480)	(354,384)	176,904
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,340,000 USD	(97,150)	(194,722)	97,572
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,538,000 USD	(111,505)	(227,719)	116,214
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,155,000 USD	(83,738)	(173,526)	89,788
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,304,000 USD	(94,540)	(203,631)	109,091
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	960,000 USD	(69,600)	(144,974)	75,374
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	7,695,000 USD	(557,888)	(1,042,869)	484,981
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	129,000 USD	(9,352)	(15,192)	5,840
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,717,000 USD	(124,483)	(263,892)	139,409
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	262,000 USD	(18,995)	(24,743)	5,748
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,153,000 USD	(83,593)	(112,907)	29,314
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	168,000 USD	(12,180)	(18,536)	6,356
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,159,000 USD	(84,028)	(104,491)	20,463
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	228,000 USD	(16,530)	(20,211)	3,681
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	3,559,000 USD	(258,028)	(254,319)	(3,709)
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,212,000 USD	(87,870)	(97,207)	9,337
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Citigroup Global Markets, Inc.	209,000 USD	(15,152)	(18,895)	3,743
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	914,000 USD	(66,265)	(86,863)	20,598
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	806,000 USD	(58,435)	(65,086)	6,651
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	446,000 USD	(32,335)	(38,704)	6,369
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	185,000 USD	(13,412)	(16,486)	3,074
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	771,000 USD	(55,897)	(73,982)	18,085
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	852,000 USD	(61,770)	(67,580)	5,810

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	426,000 USD	$(30,885)	$(33,890)	$3,005
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	787,000 USD	(57,057)	(74,382)	17,325
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	182,000 USD	(13,195)	(21,131)	7,936
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	1,017,000 USD	(73,733)	(98,932)	25,199
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,278,000 USD	(92,655)	(129,383)	36,728
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	274,000 USD	(19,865)	(27,880)	8,015
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	767,000 USD	(55,607)	(78,372)	22,765
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,498,000 USD	(108,605)	(144,339)	35,734
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	943,000 USD	(68,367)	(95,301)	26,934
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	JPMorgan Securities LLC	1,792,000 USD	(129,920)	(186,847)	56,927
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	943,000 USD	(68,367)	(94,857)	26,490
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	226,000 USD	(16,385)	(20,647)	4,262
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	252,000 USD	(18,270)	(22,071)	3,801
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	792,000 USD	(57,420)	(63,380)	5,960
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	223,000 USD	(16,167)	(19,237)	3,070
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	223,000 USD	(16,167)	(19,247)	3,080
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	899,000 USD	(65,177)	(85,564)	20,387
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	740,000 USD	(53,650)	(71,263)	17,613
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,049,000 USD	(76,053)	(98,325)	22,272
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,498,000 USD	(108,605)	(142,221)	33,616
CMBX.NA.BB B-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	796,000 USD	(57,710)	(81,271)	23,561
CMBX.NA.BB B-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	1,958,000 USD	(116,109)	(193,900)	77,791
CMBX.NA.BB B-.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,460,000 USD	(86,578)	(133,969)	47,391
CMBX.NA.BB B-.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	758,000 USD	(44,949)	(68,394)	23,445
CMBX.NA.BB B-.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	121,000 USD	(7,175)	(11,049)	3,874
CMBX.NA.BB B-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,018,000 USD	(60,367)	(115,916)	55,549
CMBX.NA.BB B-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,018,000 USD	(60,367)	(115,916)	55,549

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB B-.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,538,000 USD	$(91,203)	$(161,443)	$70,240
CMBX.NA.BB B-.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,436,000 USD	(85,155)	(130,447)	45,292
CMBX.NA.BB B-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	783,000 USD	(46,432)	(95,883)	49,451
CMBX.NA.BB B-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	2,132,000 USD	(126,428)	(207,090)	80,662
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	1,977,000 USD	(117,236)	(176,967)	59,731
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	570,000 USD	(33,801)	(49,306)	15,505
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	349,000 USD	(20,696)	(30,422)	9,726
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	281,000 USD	(16,663)	(24,648)	7,985
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	3,716,000 USD	(220,359)	(394,078)	173,719
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	3,256,000 USD	(193,081)	(363,463)	170,382
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	3,271,000 USD	(193,970)	(297,691)	103,721
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	3,063,000 USD	(181,636)	(337,714)	156,078
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	3,716,000 USD	(220,359)	(388,057)	167,698
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,607,000 USD	(95,295)	(153,638)	58,343
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,567,000 USD	(92,923)	(137,679)	44,756
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,410,000 USD	(83,613)	(112,705)	29,092
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,113,000 USD	(66,001)	(139,301)	73,300
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,062,000 USD	(62,977)	(130,045)	67,068
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	321,000 USD	(19,035)	(37,082)	18,047
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,188,000 USD	(70,448)	(123,118)	52,670
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,530,000 USD	(90,729)	(136,586)	45,857
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,213,000 USD	(71,931)	(133,912)	61,981
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,328,000 USD	(78,750)	(166,039)	87,289
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	1,050,000 USD	(62,265)	(135,185)	72,920
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,032,000 USD	(61,198)	(131,217)	70,019
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	2,878,000 USD	(170,665)	(259,336)	88,671
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	4,895,000 USD	(290,274)	(472,909)	182,635
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,051,000 USD	(62,324)	(96,155)	33,831
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	1,558,000 USD	(92,389)	(149,605)	57,216

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Goldman Sachs International	874,000 USD	$(51,828)	$(85,776)	$33,948
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,516,000 USD	(89,899)	(135,964)	46,065
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,717,000 USD	(101,818)	(228,328)	126,510
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	228,000 USD	(13,520)	(18,041)	4,521
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	1,611,000 USD	(95,532)	(112,733)	17,201
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	773,000 USD	(45,839)	(58,248)	12,409
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	569,000 USD	(33,742)	(44,592)	10,850
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	285,000 USD	(16,900)	(22,490)	5,590
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	4,569,000 USD	(270,942)	(363,371)	92,429
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,127,000 USD	(66,831)	(89,698)	22,867
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	1,275,000 USD	(75,608)	(103,637)	28,029
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	JPMorgan Securities LLC	650,000 USD	(38,545)	(53,019)	14,474
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	792,000 USD	(46,966)	(54,496)	7,530
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	1,261,000 USD	(74,777)	(96,047)	21,270
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	2,430,000 USD	(144,099)	(172,005)	27,906
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	223,000 USD	(13,224)	(16,810)	3,586
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	782,000 USD	(46,373)	(59,569)	13,196
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	782,000 USD	(46,373)	(60,205)	13,832
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	240,000 USD	(14,232)	(19,561)	5,329
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	226,000 USD	(13,402)	(18,420)	5,018
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	252,000 USD	(14,944)	(19,467)	4,523
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	372,000 USD	(22,060)	(29,010)	6,950
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	813,000 USD	(48,211)	(74,169)	25,958
CMBX.NA.BBB -.9	BBB-	3.00%	1M	9/17/2058	Morgan Stanley Capital Services LLC	226,000 USD	(13,402)	(18,420)	5,018

Total OTC Credit Default Swaps on Index (Sell Protection)							$(16,797,023)	$(23,209,377)	$6,412,354

(a)

The maximum potential amount the Consolidated Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

OTC Credit Default Swap on Single-Name Issuer (Buy Protection) — Outstanding at September 30, 2018

Reference Obligation	Consolidated Master Fund Fixed Deal Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kohl’s Corp.	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	6,826,000 USD	$(51,016)	$440,355	$(491,371)
Kohl’s Corp.	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	19,980,000 USD	(149,326)	1,016,877	(1,166,203)
Kroger Co.	(1.00)%	3M	12/20/2022	Goldman Sachs International	32,849,000 USD	(520,462)	93,288	(613,750)
Macy’s Retail Holdings, Inc.	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	6,577,000 USD	20,976	665,418	(644,442)
Macy’s Retail Holdings, Inc.	(1.00)%	3M	12/20/2022	Goldman Sachs International	6,577,000 USD	20,976	613,564	(592,588)
Macy’s Retail Holdings, Inc.	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	10,239,000 USD	32,654	1,181,783	(1,149,129)
Target Corp.	(1.00)%	3M	12/20/2022	Goldman Sachs International	17,066,000 USD	(498,352)	(378,017)	(120,335)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(1,144,550)	$3,633,268	$(4,777,818)

OTC Total Return Swaps Outstanding at September 30, 2018

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
A&O Hotels and Hostels Holding AG	1/29/2025	3M	Citibank, N.A.	E + 1.10%(a)	15,290,000 EUR	$133,239	$—	$133,239
Casablanca US Holdings, Inc.	3/25/2024	3M	Citibank, N.A.	L + 1.10%(b)	69,650,000 USD	(282,953)	—	(282,953)
Compass III	5/7/2025	6M	Citibank, N.A.	E + 1.10%(c)	5,750,000 EUR	111,650	—	111,650
Diamond Resorts International, Inc.	9/2/2023	1M	Citibank, N.A.	L + 1.10%(d)	779,098 USD	(31,812)	—	(31,812)
Diamond Resorts International, Inc.	9/2/2023	1M	Citibank, N.A.	L + 1.10%(d)	47,760,000 USD	(994,913)	—	(994,913)
Diamond Resorts International, Inc.	9/2/2023	1M	Citibank, N.A.	L + 1.10%(d)	23,459,075 USD	(19,506)	—	(19,506)
Parkdean Resorts Holdco Limited	3/3/2024	1M	Citibank, N.A.	L + 1.10%(d)	2,103,000 GBP	2,400	—	2,400
Parkdean Resorts Holdco Limited	3/3/2024	1M	Citibank, N.A.	L + 1.10%(d)	3,633,959 GBP	(55,089)	—	(55,089)
Parkdean Resorts Holdco Limited	3/3/2024	1M	Citibank, N.A.	L + 1.10%(d)	12,955,706 GBP	(238,640)	—	(238,640)
Parkdean Resorts Holdco Limited	3/3/2024	1M	Citibank, N.A.	L + 1.10%(d)	1,173,000 GBP	(21,606)	—	(21,606)
Parkdean Resorts Holdco Limited	3/3/2024	1M	Citibank, N.A.	L + 1.10%(d)	5,113,686 GBP	(94,193)	—	(94,193)

Total OTC Total Return Swaps Outstanding						$(1,491,423)	$—	$(1,491,423)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2018 (Unaudited)

(a)	E= 3 month EURIBOR
(b)	L= 3 month LIBOR
(c)	E= 6 month EURIBOR
(d)	L= 1 month LIBOR

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2018

Consolidated Master Fund Pay/Receives Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	2.86%	6M	2/24/23	Citibank, N.A.	15,000,000 USD	$112,573	$—	$112,573
Receives	Three-Month Libor	3.00%	6M	3/14/23	Citibank, N.A.	100,000,000 USD	181,126	—	181,126
Receives	Three-Month Libor	3.01%	6M	3/14/25	Citibank, N.A.	105,000,000 USD	302,567	—	302,567
Receives	Three-Month Libor	3.11%	6M	3/20/28	Citibank, N.A.	10,000,000 USD	(12,925)	—	(12,925)
Receives	Three-Month Libor	3.16%	6M	3/25/28	Citibank, N.A.	10,000,000 USD	(53,493)	—	(53,493)

Total Centrally Cleared Interest Rate Swaps Outstanding							$529,848	$—	$529,848

Abbreviation Legend:
1M	Monthly
3M	Quarterly
6M	Semi-Annually
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments

For the Period Ended September 30, 2018 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Funds.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services — Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Consolidated Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Consolidated Schedule of Investments is reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund consolidates its investment in the Subsidiary. Accordingly, the Consolidated Schedule of Investments include the assets and liabilities and the results of operations of the Subsidiary listed above. All intercompany balances have been eliminated.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that Consolidated Master Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Mangers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended September 30, 2018 (Unaudited)

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at September 30, 2018:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$697,252,153	$—	$697,252,153
Residential Mortgage-Backed Securities	—	177,201,071	—	177,201,071
Interest Only Commercial Mortgage-Backed Securities	—	28,063,270	—	28,063,270
Collateralized Debt Obligations	—	3,978,565		3,978,565
Mezzanine Debt	—	106,099,267	—	106,099,267
Bank Loan	—	42,215,492	—	42,215,492
High Yield Bonds & Notes	—	65,633,975	—	65,633,975
Common Stock	4,476,772	—	—	4,476,772
Purchased Option	482,600	—	—	482,600
Money Market Fund	36,834,232	—	—	36,834,232
Total Investments in Securities	$41,793,604	$1,120,443,793	$—	$1,162,237,397
Forward Foreign Currency Exchange Contracts (a)	—	759,575	—	759,575
Credit Default Swap Contracts	—	5,275,459	—	5,275,459
Total Return Swap Contracts (a)	—	247,289	—	247,289
Interest Rate Swap Contracts	—	596,266	—	596,266
Total Assets	$41,793,604	$1,127,322,382	$—	$1,169,115,986

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$22,928,069	$—	$22,928,069
U.S. Treasury Notes	—	113,173,752	—	113,173,752
Total Securities Sold Short	—	136,101,821	—	136,101,821
Unfunded Loan Commitment (a)	—	18,433		18,433
Reverse Repurchase Agreements	—	453,223,903	—	453,223,903
Forward Foreign Currency Exchange Contracts (a)	—	311,044	—	311,044
Credit Default Swap Contracts	—	18,016,179	—	18,016,179
Total Return Swap Contracts (a)	—	1,738,712	—	1,738,712
Interest Rate Swap Contracts	—	66,418	—	66,418
Total Liabilities	$—	$609,476,510	$—	$609,476,510

(a)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2018.

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

Investments in Securities, at fair value
Collateralized Debt Obligations
Balance as of January 1, 2018	$377,282
Transfers In	—
Transfers Out	—
Purchases	—
Sales	(1,140,628)
Amortization	—
Net realized gain (loss)	1,128,046
Net change in unrealized appreciation	(364,700)

Balance as of September 30, 2018	$—

Net change in unrealized depreciation related to investments still held as of September 30, 2018	$(364,700)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 4. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Fund II

By:	/s/ Jonathan Pollack
Jonathan Pollack Chief Executive Officer and President (Principal Executive Officer)

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Pollack
Jonathan Pollack Chief Executive Officer and President (Principal Executive Officer)

Date: November 21, 2018

By:	/s/ Anthony F. Marone, Jr.
Anthony F. Marone, Jr. Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: November 21, 2018